Other Investments	12 Months Ended
Jun. 30, 2018
Disclosure Of Other Investments [Abstract]
Disclosure of investments other than investments accounted for using equity method [Text Block]
20.
Other Investments

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Current investments
BioPacificVentures	20	22
Advances to equity investees	-	2,500
	20	2,522

Non-current investments
Sundry other investments including saleyards	692	1,545
Advances to equity accounted investees	102	-
	794	1,545

The investment in BioPacificVentures is classified as a level 3 financial instrument (note 3). The investment in BioPacificVentures had an anticipated total lifespan of 12 years and matured in March 2017. The investors have agreed to continue with the fund manager in facilitating the wind down of the remaining investments held..

The current advance to equity investees is a loan to the South American investee entity, Fertimas S. A. During the period, the advance was repaid and replaced with external bank funding. The Group supports this external bank funding by way of guarantee.

Sundry consists of sale yards investments, which do not have a market price in an active market and whose fair value cannot be reliably determined, are carried at cost.